Loss of Control of Canmart Ltd - Schedule of Financial Performance and Cash Flow Information (Details) - Discontinued operations [member] - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Financial Performance and Cash Flow Information [Line Items]
Revenue		$ 173,858
Operating expenses	(31,794)	(366,915)
Other income (expenses)	5,781	248,880
Total	(26,013)	55,823
Gain on loss of control of subsidiary	615,305
Gain on discontinued operations	589,292	55,823
Exchange differences on translation of discontinued operations	(794,635)	204,812
Other comprehensive income from discontinued operations	(794,635)	204,812
Cash flows provided by (used in) operating activities	(21,509)	69,599
Cash flows provided by (used in) investing activities	173	(1,505)
Cash flows provided by (used in) financing activities		(50,472)
Effects of exchange rate changes on cash and cash equivalents	706	(300)
Net change in cash provided by (used in) by the subsidiary	(20,630)	$ 17,322
Carrying amount of net liabilities immediately prior to loss of control of subsidiary	(12,825)
Reclassification of foreign currency translation reserve	(602,480)
Gain on loss of control of subsidiary	$ (615,305)